Form N-CSR Cover	12 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024